Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Gross premiums	$ 41,408	$ 41,059
Premiums ceded to reinsurers	(8,491)	(5,481)
Net premium income	32,917	35,578
Net investment income (loss)	35,400	33,593
Net other revenue	10,591	10,399
Total revenue	78,908	79,570
Contract benefits and expenses
Net benefits and claims	55,235	55,915
Commissions, investment and general expenses	15,340	15,727
Other expenses	1,562	1,708
Total contract benefits and expenses	72,137	73,350
Income (loss) before income taxes	6,771	6,220
Income tax expense (note 16)	(1,195)	(718)
Income (loss) after income taxes	5,576	5,502
Equity in net income (loss) of unconsolidated subsidiaries	0
Net income	5,576	5,502
Net income (loss) attributed to:
Non-controlling interests	250	233
Participating policyholders	(545)	(333)
Shareholders	5,871	5,602
Net income	5,576	5,502
Consolidation adjustments [Member]
Revenue
Gross premiums	(1,108)	(1,160)
Premiums ceded to reinsurers	1,108	1,160
Net investment income (loss)	(1,073)	(998)
Net other revenue	(5,167)	(3,930)
Total revenue	(6,240)	(4,928)
Contract benefits and expenses
Net benefits and claims	(3,862)	(2,438)
Commissions, investment and general expenses	(1,396)	(1,530)
Other expenses	982	960
Total contract benefits and expenses	(6,240)	(4,928)
Equity in net income (loss) of unconsolidated subsidiaries	(8,908)	(6,925)
Net income	(8,908)	(6,925)
Net income (loss) attributed to:
Participating policyholders		(2)
Shareholders	(8,908)	(6,923)
Net income	(8,908)	(6,925)
MFC (Guarantor) [Member]
Revenue
Net investment income (loss)	542	355
Net other revenue	5	16
Total revenue	547	371
Contract benefits and expenses
Commissions, investment and general expenses	17	20
Other expenses	434	421
Total contract benefits and expenses	451	441
Income (loss) before income taxes	96	(70)
Income tax expense (note 16)	(26)	18
Income (loss) after income taxes	70	(52)
Equity in net income (loss) of unconsolidated subsidiaries	5,801	5,654
Net income	5,871	5,602
Net income (loss) attributed to:
Shareholders	5,871	5,602
Net income	5,871	5,602
JHUSA (Issuer) [Member]
Revenue
Gross premiums	8,057	8,599
Premiums ceded to reinsurers	(6,585)	(3,575)
Net premium income	1,472	5,024
Net investment income (loss)	14,204	12,128
Net other revenue	2,869	2,866
Total revenue	18,545	20,018
Contract benefits and expenses
Net benefits and claims	14,804	17,133
Commissions, investment and general expenses	3,146	3,299
Other expenses	230	206
Total contract benefits and expenses	18,180	20,638
Income (loss) before income taxes	365	(620)
Income tax expense (note 16)	54	347
Income (loss) after income taxes	419	(273)
Equity in net income (loss) of unconsolidated subsidiaries	1,344	772
Net income	1,763	499
Net income (loss) attributed to:
Participating policyholders		2
Shareholders	1,763	497
Net income	1,763	499
Other subsidiaries
Revenue
Gross premiums	34,459	33,620
Premiums ceded to reinsurers	(3,014)	(3,066)
Net premium income	31,445	30,554
Net investment income (loss)	21,727	22,108
Net other revenue	12,884	11,447
Total revenue	66,056	64,109
Contract benefits and expenses
Net benefits and claims	44,293	41,220
Commissions, investment and general expenses	13,573	13,938
Other expenses	1,880	2,041
Total contract benefits and expenses	59,746	57,199
Income (loss) before income taxes	6,310	6,910
Income tax expense (note 16)	(1,223)	(1,083)
Income (loss) after income taxes	5,087	5,827
Equity in net income (loss) of unconsolidated subsidiaries	1,763	499
Net income	6,850	6,326
Net income (loss) attributed to:
Non-controlling interests	250	233
Participating policyholders	(545)	(333)
Shareholders	7,145	6,426
Net income	$ 6,850	$ 6,326